Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT:

	December 31,
	2025	2024

Equipment and furniture	$36,382	35,416
Less accumulated depreciation	(16,220)	(11,274)
Property and equipment, net	$20,162	24,142

Depreciation expense was $4,946 and $4,035 for the years ended December 31, 2025 and 2024, respectively.